As filed with the Securities and Exchange Commission on December 15, 2015
1933 Act Registration No. 002-11357
1940 Act Registration No. 811-00582

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			[ X ]
Pre-Effective Amendment No.	[ ]	[ ]
Post-Effective Amendment No.	193	[ X ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940			[ X ]
Amendment No.	148	[ X ]

(Check appropriate box or boxes)

NEUBERGER BERMAN EQUITY FUNDS
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 476-8800

Robert Conti
Chief Executive Officer and President
Neuberger Berman Equity Funds
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

(Name and Address of Agent for Service)

With copies to:

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006-1600
___________________________________

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

      immediately upon filing pursuant to paragraph (b)
  X on December 18, 2015 pursuant to paragraph (b)
      60 days after filing pursuant to paragraph (a)(1)
      on _________________ pursuant to paragraph (a)(1)
      75 days after filing pursuant to paragraph (a)(2)
      on _________________ pursuant to paragraph (a)(2)
      on _________________ pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

  X this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:  This Post-Effective Amendment No. 193 is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate December 18, 2015, as the new effective date for Post-Effective Amendment No. 191 filed pursuant to Rule 485(a) under the Securities Act on October 9, 2015. This Amendment relates solely Investor Class, Trust Class, Advisor Class, Class A, Class C,

Institutional Class, and Class R3 Shares of Neuberger Berman Guardian Fund (the “Fund”), a series of Neuberger Berman Equity Funds (the “Registrant”). This Amendment does not supersede or amend any disclosure in the Registrant’s registration statement relating to any other series or class of the Registrant.

Title of Securities Being Registered:

Investor Class, Trust Class, Advisor Class, Class A, Class C, Institutional Class, and Class R3 Shares of Neuberger Berman Guardian Fund.

NEUBERGER BERMAN EQUITY FUNDS

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 193 ON FORM N-1A

This Post-Effective Amendment consists of the following papers and documents.

Cover Sheet

Contents of Post-Effective Amendment No. 193 on Form N-1A

Part A - The Fund’s Prospectuses are incorporated by reference to Post-Effective Amendment No. 191 to the Registrant’s Registration Statement, as filed with the Securities and Exchange Commission on October 9, 2015 (0000898432-15-001238) (“PEA 191”).

Part B - The Fund’s Statement of Additional Information is incorporated by reference to PEA 191.

Part C - Other Information

Signature Pages

This registration statement does not affect the registration of any series or any class of a series of the Registrant not included herein.

NEUBERGER BERMAN EQUITY FUNDS
POST-EFFECTIVE AMENDMENT NO. 193 ON FORM N-1A

PART C

OTHER INFORMATION

Item 28.                Exhibits.

Exhibit Number	Description

(a)	(1)
Restated Certificate of Trust. Incorporated by Reference to Post-Effective Amendment No. 82 to Neuberger Berman Equity Funds’ (“Registrant’s”) Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed December 21, 1998).

	(2)
Trust Instrument, Amended and Restated. Incorporated by Reference to Post-Effective Amendment No. 175 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed October 10, 2014).

	(3)
Amended Trust Instrument Schedule A – Listing the Current Series and Classes of Neuberger Berman Equity Funds. Incorporated by Reference to Post-Effective Amendment No. 190 to Registrant's Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed September 28, 2015).

(b)
By-Laws, Amended and Restated.  Incorporated by Reference to Post-Effective Amendment No. 145 to Registrant's Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed October 15, 2009).

(c)	(1)	Trust Instrument, Amended and Restated, Articles IV, V and VI. Incorporated by Reference to Item (a)(2) above.

	(2)	By-Laws, Amended and Restated, Articles V, VI and VIII. Incorporated by Reference to Item (b) above.

	(3)
Plan of Share Class Conversion with Respect to Real Estate Fund.  Incorporated by Reference to Post-Effective Amendment No. 113 to Registrant's Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed December 30, 2005).

(d)	(1)	(i)
Management Agreement Between Registrant and Neuberger Berman Management LLC (“NB Management”).  Incorporated by Reference to Post-Effective Amendment No. 143 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed May 15, 2009).

		(ii)
Amended Management Agreement Schedules listing the current series of Registrant subject to the Management Agreement and the compensation under the Management Agreement.  Incorporated by Reference to Post-Effective Amendment No. 161 to Registrant's Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed December 12, 2012).

	(2)	(i)
Management Agreement Between Registrant and NB Management with respect to Greater China     Equity Fund, Global Real Estate Fund and World Equity Fund. Incorporated by Reference to Post-Effective Amendment No. 169 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed July 12, 2013).

		(ii)
Amended Management Agreement Schedules listing Greater China Equity Fund, Global Real Estate Fund, and World Equity Fund and the compensation under the Management Agreement. Incorporated by Reference to Post-Effective Amendment No. 182 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed April 10, 2015).

	(3)	(i)
Sub-Advisory Agreement Between NB Management and Neuberger Berman LLC (“NB LLC”) with respect to Registrant.  Incorporated by Reference to Post-Effective Amendment No. 143 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed May 15, 2009).

		(ii)
Amended Sub-Advisory Agreement Schedule listing the current series of Registrant subject to the Sub-Advisory Agreement. Incorporated by Reference to Post-Effective Amendment No. 182 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed April 10, 2015).

Exhibit Number	Description

(4)
Sub-Advisory Agreement Between NB Management and Neuberger Berman Asia Limited (“NB Asia”) with respect to Greater China Equity Fund.  Incorporated by Reference to Post-Effective Amendment No. 169 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed July 12, 2013).

(e)	(1)	(i)
Distribution Agreement Between Registrant and NB Management with Respect to Investor Class Shares.  Incorporated by Reference to Post-Effective Amendment No. 143 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed May 15, 2009).

(ii)
Amended Distribution Agreement Schedule with Respect to Investor Class Shares.  Incorporated by Reference to Post-Effective Amendment No. 161 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed December 12, 2012).

	(2)	(i)
Distribution Agreement Between Registrant and NB Management with Respect to Trust Class Shares of Genesis Fund, International Equity Fund, and Mid Cap Growth Fund.  Incorporated by Reference to Post-Effective Amendment No. 143 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed May 15, 2009).

(ii)
Amended Distribution Agreement Schedule with Respect to Trust Class Shares of Genesis Fund, International Equity Fund, and Mid Cap Growth Fund.  Incorporated by Reference to Post-Effective Amendment No. 161 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed December 12, 2012).

	(3)	(i)
Distribution and Services Agreement Between Registrant and NB Management with Respect to Trust Class Shares of Focus Fund, Guardian Fund, International Select Fund, Large Cap Value Fund, Mid Cap Intrinsic Value Fund, Multi-Cap Opportunities Fund, Real Estate Fund, Small Cap Growth Fund, Socially Responsive Fund and Value Fund.  Incorporated by Reference to Post-Effective Amendment No. 143 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed May 15, 2009).

(ii)
Amended Distribution and Services Agreement Schedule with Respect to Trust Class Shares of Focus Fund, Guardian Fund, International Select Fund, Large Cap Value Fund, Mid Cap Intrinsic Value Fund, Multi-Cap Opportunities Fund, Real Estate Fund, Small Cap Growth Fund, Socially Responsive Fund and Value Fund.  Incorporated by Reference to Post-Effective Amendment No. 160 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed October 15, 2012).

	(4)	(i)
Distribution and Services Agreement Between Registrant and NB Management with Respect to Advisor Class Shares.  Incorporated by Reference to Post-Effective Amendment No. 143 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed May 15, 2009).

(ii)
Amended Distribution and Services Agreement Schedule with Respect to Advisor Class Shares.  Incorporated by Reference to Post-Effective Amendment No. 160 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed October 15, 2012).

(5)
Distribution Agreement Between Registrant and NB Management with Respect to Institutional Class Shares of Genesis Fund.  Incorporated by Reference to Post-Effective Amendment No. 143 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed May 15, 2009).

	(6)	(i)
Distribution Agreement Between Registrant and NB Management with Respect to Institutional Class Shares of All Cap Core Fund, Emerging Markets Equity Fund, Equity Income Fund, Focus Fund, Global Equity Fund, Global Real Estate Fund, Global Thematic Opportunities Fund, Greater China Equity Fund, Guardian Fund, International Equity Fund, International Select Fund, Intrinsic Value Fund, Large Cap Disciplined Growth Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Intrinsic Value Fund, Multi-Cap Opportunities Fund, Real Estate Fund, Small Cap Growth Fund, Socially Responsive Fund, Value Fund, and World Equity Fund. Incorporated by Reference to Post-Effective Amendment No. 143 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed May 15, 2009).

Exhibit Number	Description

(ii)
Amended Distribution Agreement Schedule with Respect to Institutional Class Shares of All Cap Core Fund, Emerging Markets Equity Fund, Equity Income Fund, Focus Fund, Global Equity Fund, Global Real Estate Fund, Global Thematic Opportunities Fund, Greater China Equity Fund, Guardian Fund, International Equity Fund, International Select Fund, Intrinsic Value Fund, Large Cap Disciplined Growth Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Intrinsic Value Fund, Multi-Cap Opportunities Fund, Real Estate Fund, Small Cap Growth Fund, Socially Responsive Fund, Value Fund, and World Equity Fund.  Incorporated by Reference to Post-Effective Amendment No. 182 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed April 10, 2015).

	(7)	(i)
Distribution and Services Agreement Between Registrant and NB Management with Respect to Class A Shares.  Incorporated by Reference to Post-Effective Amendment No. 143 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed May 15, 2009).

(ii)
Amended Distribution and Services Agreement Schedule with Respect to Class A Shares. Incorporated by Reference to Post-Effective Amendment No. 182 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed April 10, 2015).

	(8)	(i)
Distribution and Services Agreement Between Registrant and NB Management with Respect to Class C Shares.  Incorporated by Reference to Post-Effective Amendment No. 143 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed May 15, 2009).

(ii)
Amended Distribution and Services Agreement Schedule with Respect to Class C Shares. Incorporated by Reference to Post-Effective Amendment No. 182 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed April 10, 2015).

	(9)	(i)
Distribution and Services Agreement Between Registrant and NB Management with Respect to Class R3 Shares.  Incorporated by Reference to Post-Effective Amendment No. 144 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed June 12, 2009).

(ii)
Amended Distribution and Services Agreement Schedule with Respect to Class R3 Shares. Incorporated by Reference to Post-Effective Amendment No. 161 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed December 12, 2012).

	(10)	(i)
Distribution Agreement Between Registrant and NB Management with Respect to Class R6 Shares. Incorporated by Reference to Post-Effective Amendment No. 165 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed March 14, 2013).

(ii)
Amended Distribution and Services Agreement Schedule with Respect to Class R6 Shares. Incorporated by Reference to Post-Effective Amendment No. 186 to Registrant's Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed July 6, 2015).

(f)	Bonus or Profit Sharing Contracts. None.

(g)	(1)
Custodian Contract Between Registrant and State Street Bank and Trust Company.  Incorporated by Reference to Post-Effective Amendment No. 74 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed December 15, 1995).

(2)
Schedule of Compensation under the Custodian Contract.  Incorporated by Reference to Post-Effective Amendment No. 76 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed December 5, 1996).

(3)
Amendment to Custodian Contract Between Registrant and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 160 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed October 15, 2012).

(h)	(1)
Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company.  Incorporated by Reference to Post-Effective Amendment No. 116 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed June 2, 2006).

	(2)	(i)
Administration Agreement Between Registrant and NB Management with Respect to Investor Class Shares.  Incorporated by Reference to Post-Effective Amendment No. 143 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed May 15, 2009).

Exhibit Number	Description

(ii)
Amended Administration Agreement Schedules A and B with Respect to Investor Class Shares.  Incorporated by Reference to Post-Effective Amendment No. 161 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed December 12, 2012).

	(3)	(i)
Administration Agreement Between Registrant and NB Management with Respect to Advisor Class Shares.  Incorporated by Reference to Post-Effective Amendment No. 143 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed May 15, 2009).

(ii)
Amended Administration Agreement Schedules A and B with Respect to Advisor Class Shares.  Incorporated by Reference to Post-Effective Amendment No. 160 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed October 15, 2012).

	(4)	(i)
Administration Agreement Between Registrant and NB Management with Respect to Trust Class Shares of Focus Fund, Genesis Fund, Guardian Fund, International Equity Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Intrinsic Value Fund, Real Estate Fund, Small Cap Growth Fund and Socially Responsive Fund.  Incorporated by Reference to Post-Effective Amendment No. 143 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed May 15, 2009).

(ii)
Amended Administration Agreement Schedules A and B with Respect to Trust Class Shares of Focus Fund, Genesis Fund, Guardian Fund, International Equity Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Intrinsic Value Fund, Real Estate Fund, Small Cap Growth Fund and Socially Responsive Fund.  Incorporated by Reference to Post-Effective Amendment No. 161 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed December 12, 2012).

	(5)	(i)
Administration Agreement Between Registrant and NB Management with Respect to Trust Class Shares of International Select Fund, Multi-Cap Opportunities Fund and Value Fund.  Incorporated by Reference to Post-Effective Amendment No. 143 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed May 15, 2009).

(ii)
Amended Administration Agreement Schedules A and B with Respect to Trust Class Shares of International Select Fund, Multi-Cap Opportunities Fund and Value Fund.  Incorporated by Reference to Post-Effective Amendment No. 161 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed December 12, 2012).

(6)
Administration Agreement Between Registrant and NB Management and Schedules A and B thereto with Respect to Institutional Class Shares of Genesis Fund.  Incorporated by Reference to Post-Effective Amendment No. 143 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed May 15, 2009).

	(7)	(i)
Administration Agreement Between Registrant and NB Management with Respect to Institutional Class Shares of All Cap Core Fund, Emerging Markets Equity Fund, Equity Income Fund, Focus Fund, Global Equity Fund, Global Real Estate Fund, Global Thematic Opportunities Fund, Greater China Equity Fund, Guardian Fund, International Equity Fund, International Select Fund, Intrinsic Value Fund, Large Cap Disciplined Growth Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Intrinsic Value Fund, Multi-Cap Opportunities Fund, Real Estate Fund, Small Cap Growth Fund, Socially Responsive Fund, Value Fund and World Equity Fund.  Incorporated by Reference to Post-Effective Amendment No. 143 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed May 15, 2009).

Exhibit Number	Description

(ii)
Amended Administration Agreement Schedules A and B with Respect to Institutional Class Shares of All Cap Core Fund, Emerging Markets Equity Fund, Equity Income Fund, Focus Fund, Global Equity Fund, Global Real Estate Fund, Global Thematic Opportunities Fund, Greater China Equity Fund, Guardian Fund, International Equity Fund, International Select Fund, Intrinsic Value Fund, Large Cap Disciplined Growth Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Intrinsic Value Fund, Multi-Cap Opportunities Fund, Real Estate Fund, Small Cap Growth Fund, Socially Responsive Fund, Value Fund and World Equity Fund. Incorporated by Reference to Post-Effective Amendment No. 182 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed April 10, 2015).

	(8)	(i)
Administration Agreement Between Registrant and NB Management with Respect to Class A Shares.  Incorporated by Reference to Post-Effective Amendment No. 143 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed May 15, 2009).

(ii)
Amended Administration Agreement Schedules A and B with Respect to Class A Shares. Incorporated by Reference to Post-Effective Amendment No. 182 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed April 10, 2015).

	(9)	(i)
Administration Agreement Between Registrant and NB Management with Respect to Class C Shares.  Incorporated by Reference to Post-Effective Amendment No. 143 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed May 15, 2009).

(ii)
Amended Administration Agreement Schedules A and B with Respect to Class C Shares. Incorporated by Reference to Post-Effective Amendment No. 182 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed April 10, 2015).

	(10)	(i)
Administration Agreement Between Registrant and NB Management with Respect to Class R3 Shares.  Incorporated by Reference to Post-Effective Amendment No. 144 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed June 12, 2009).

(ii)
Amended Administration Agreement Schedules A and B with Respect to Class R3 Shares. Incorporated by Reference to Post-Effective Amendment No. 161 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed December 12, 2012).

	(11)	(i)
Administration Agreement Between Registrant and NB Management with Respect to Class R6 Shares.  Incorporated by Reference to Post-Effective Amendment No. 165 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed March 14, 2013).

(ii)
Amended Administration Agreement Schedules A and B with Respect to Class R6 Shares. Incorporated by Reference to Post-Effective Amendment No. 186 to Registrant's Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed July 6, 2015).

	(12)	Expense Limitation Agreement Between Registrant and NB Management with Respect to the Funds and Classes listed in Schedule A to the Expense Limitation Agreement. (To be filed by subsequent amendment).

(i)	Opinion and Consent of K&L Gates LLP with Respect to Securities Matters of Registrant. (To be filed by subsequent amendment).

(j)	Consents of Independent Registered Public Accounting Firms. (To be filed by subsequent amendment).

(k)	Financial Statements Omitted from Prospectuses. None.

(l)	Letter of Investment Intent. None.

(m)	(1)	(i)
Plan Pursuant to Rule 12b-1 with Respect to Trust Class Shares.  Incorporated by Reference to Post-Effective Amendment No. 92 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed December 14, 2000).

(ii)
Amended Schedule A to the Plan Pursuant to Rule 12b-1 with Respect to Trust Class Shares.  Incorporated by Reference to Post-Effective Amendment No. 160 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed October 15, 2012).

Exhibit Number	Description

	(2)	(i)
Plan Pursuant to Rule 12b-1 with Respect to Advisor Class Shares.  Incorporated by Reference to Post-Effective Amendment No. 92 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed December 14, 2000).

(ii)
Amended Schedule A to the Plan Pursuant to Rule 12b-1 with Respect to Advisor Class Shares.  Incorporated by Reference to Post-Effective Amendment No. 160 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed October 15, 2012).

	(3)	(i)
Plan Pursuant to Rule 12b-1 with Respect to Class A Shares.  Incorporated by Reference to Post-Effective Amendment No. 130 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed December 17, 2007).

(ii)
Amended Schedule A to the Plan Pursuant to Rule 12b-1 with Respect to Class A Shares.  Incorporated by Reference to Post-Effective Amendment No. 182 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed April 10, 2015).

	(4)	(i)
Plan Pursuant to Rule 12b-1 with Respect to Class C Shares.  Incorporated by Reference to Post-Effective Amendment No. 130 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed December 17, 2007).

(ii)
Amended Schedule A to the Plan Pursuant to Rule 12b-1 with Respect to Class C Shares. Incorporated by Reference to Post-Effective Amendment No. 182 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed April 10, 2015).

	(5)	(i)
Plan Pursuant to Rule 12b-1 with Respect to Class R3 Shares.  Incorporated by Reference to Post-Effective Amendment No. 144 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed June 12, 2009).

(ii)
Amended Schedule A to the Plan Pursuant to Rule 12b-1 with Respect to Class R3 Shares. Incorporated by Reference to Post-Effective Amendment No. 161 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed December 12, 2012).

(n)	Plan Pursuant to Rule 18f-3. Incorporated by Reference to Post-Effective Amendment No. 165 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed March 14, 2013).

(o)	(1)
Power of Attorney for Registrant. Incorporated by Reference to Post-Effective Amendment No. 169 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed July 12, 2013).

(2)
Power of Attorney for Registrant. Incorporated by Reference to Post-Effective Amendment No. 190 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed September 28, 2015).

(p)	(1)
Code of Ethics for Registrant, NB Management, NB LLC and Principal Underwriters.  Incorporated by Reference to Post-Effective Amendment No. 158 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed December 15, 2011).

	(2)	Code of Ethics for NB Asia. Incorporated by Reference to Post-Effective Amendment No. 169 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed July 12, 2013).

Item 29.	Persons Controlled By or Under Common Control with Registrant.

No person is controlled by or under common control with the Registrant.

Item 30.	Indemnification.

A Delaware statutory trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever.  Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant (“Covered Person”) to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding (“Action”) in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof.  Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of “willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office” (“Disabling Conduct”), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant.  In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 (“1940 Act”), of the Registrant (“Independent Trustees”), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series (“Series”) of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability.  The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Section 9 of the Management Agreement between NB Management and the Registrant provides that neither NB Management nor any director, officer or employee of NB Management performing services for the series of the Registrant at the direction or request of NB Management in connection with NB Management’s discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect NB Management against any liability to the Registrant or any series thereof or their interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management’s reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Registrant against any liability to the Registrant or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office with Registrant.

Section 1 of the Sub-Advisory Agreement between NB Management and NB LLC with respect to the Registrant provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or of reckless disregard of its duties and obligations under the Agreement, NB LLC will not be subject to any liability for any act or omission or any loss suffered by any series of the Registrant or their interest holders in connection with the matters to which the Agreement relates.

Section 6 of the Sub-Advisory Agreement between NB Management and NB Asia and the Registrant provides that neither NB Asia nor any director, officer or employee of NB Asia performing services for any series of the Registrant at the direction or request of NB Asia in connection with NB Asia’s discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect NB Asia against any liability to the Registrant or any series thereof or its interest holders to which NB Asia would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Asia’s reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of NB Asia who is or was a trustee or officer of the Registrant against any liability to the Registrant or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office with the Registrant.

Section 9.1 of the Administration Agreements between the Registrant and NB Management on behalf of each of the classes of shares of each of the Registrant’s series provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of NB Management, or its employees, agents or contractors.  Section 12 of each Administration Agreement provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys’ fees and expenses, incurred by NB Management that result from:  (i) any claim, action, suit or proceeding in connection with NB Management’s entry into or performance of the Agreement; or (ii) any action taken or omission to act committed by

NB Management in the performance of its obligations under the Agreement; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors.  Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant.  Section 13 of each Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys’ fees and expenses, incurred by the Registrant that result from:  (i) NB Management’s failure to comply with the terms of the Agreement; or (ii) NB Management’s lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement.  The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

Section 11 of the Distribution Agreements with respect to Investor Class, Trust Class,  Institutional Class and Class R6 Shares and Section 14 of the Distribution and Services Agreements with respect to Trust Class, Advisor Class, Class A, Class C and Class R3 Shares, between the Registrant and NB Management (on behalf of the respective class of the Registrant) provides that NB Management shall look only to the assets of a Series for the Registrant’s performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“1933 Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

 Item 31.                          Business and Other Connections of Investment Adviser and Sub‑Adviser.

There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management and each executive officer of NB LLC is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME	BUSINESS AND OTHER CONNECTIONS
Andrew B. Allard General Counsel and Senior Vice President, NB Management
Senior Vice President, NB LLC; Deputy General Counsel, NB LLC; Anti-Money Laundering Compliance Officer and Chief Legal Officer, Neuberger Berman Income Funds; Anti-Money Laundering Compliance Officer and Chief Legal Officer, Neuberger Berman Equity Funds; Anti-Money Laundering Compliance Officer and Chief Legal Officer, Neuberger Berman Advisers Management Trust; Anti-Money Laundering Compliance Officer and Chief Legal Officer, Neuberger Berman Alternative Funds; Anti-Money Laundering Compliance Officer and Chief Legal Officer, Neuberger Berman Intermediate Municipal Fund Inc.; Anti-Money Laundering Compliance Officer and Chief Legal Officer, Neuberger Berman MLP Income Fund Inc.; Anti-Money Laundering Compliance Officer and Chief Legal Officer, Neuberger Berman New York Intermediate Municipal Fund Inc.; Anti-Money Laundering Compliance Officer and Chief Legal Officer, Neuberger Berman California Intermediate Municipal Fund Inc.; Anti-Money Laundering Compliance Officer and Chief Legal Officer, Neuberger Berman Real Estate Securities Income Fund Inc.; Anti-Money Laundering Compliance Officer and Chief Legal Officer, Neuberger Berman High Yield Strategies Fund Inc.

Joseph V. Amato Chief Investment Officer (Equities) and Managing Director, NB Management
Chief Executive Officer and President, Neuberger Berman Holdings LLC (including its predecessor, Neuberger Berman Inc.); President and Director of Neuberger Berman Group LLC; Chief Executive Officer and President, NB LLC; Managing Director, Neuberger Berman Fixed Income LLC (“NBFI”); Board member, NBFI; Trustee, Neuberger Berman Income Funds; Trustee, Neuberger Berman Equity Funds; Trustee, Neuberger Berman Advisers Management Trust; Trustee, Neuberger Berman Alternative Funds; Director, Neuberger Berman Intermediate Municipal Fund Inc.; Director, Neuberger Berman MLP Income Fund Inc.; Director, Neuberger Berman New York Intermediate Municipal Fund Inc.; Director, Neuberger Berman California Intermediate Municipal Fund Inc.; Director, Neuberger Berman Real Estate Securities Income Fund Inc.; Director, Neuberger Berman High Yield Strategies Fund Inc.; formerly, Global Head of Asset Management in the Investment Management Division, Lehman Brothers Holdings Inc., 2006-2009; formerly, Member of the Investment Management Division’s Executive Management Committee, Lehman Brothers Holdings Inc., 2006-2009.

Thanos Bardas Managing Director, NB Management	Managing Director, NBFI; Managing Director, NB LLC; Portfolio Manager.
John J. Barker Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.
Ann H. Benjamin Managing Director, NB Management	Managing Director, NB LLC; Managing Director, NBFI; Portfolio Manager.
Michael L. Bowyer Managing Director, NB Management	Managing Director, NB LLC; Associate Portfolio Manager.

NAME	BUSINESS AND OTHER CONNECTIONS
Claudia A. Brandon Senior Vice President and Assistant Secretary, NB Management
Senior Vice President, NB LLC; Executive Vice President and Secretary, Neuberger Berman Advisers Management Trust; Executive Vice President and Secretary, Neuberger Berman Alternative Funds; Executive Vice President and Secretary, Neuberger Berman Equity Funds; Executive Vice President and Secretary, Neuberger Berman Income Funds; Executive Vice President and Secretary, Neuberger Berman Intermediate Municipal Fund Inc.; Executive Vice President and Secretary, Neuberger Berman MLP Income Fund Inc.; Executive Vice President and Secretary, Neuberger Berman New York Intermediate Municipal Fund Inc.; Executive Vice President and Secretary, Neuberger Berman California Intermediate Municipal Fund Inc.; Executive Vice President and Secretary, Neuberger Berman Real Estate Securities Income Fund Inc.; Executive Vice President and Secretary, Neuberger Berman High Yield Strategies Fund Inc.

David M. Brown Managing Director, NB Management	Managing Director, NB LLC; Managing Director, NBFI; Portfolio Manager.
Chad Bruso Senior Vice President, NB Management	Senior Vice President, NB LLC; Portfolio Manager.
Stephen Casey Managing Director, NB Management	Managing Director, NB LLC; Managing Director, NBFI; Portfolio Manager.
Brad E. Cetron Chief Compliance Officer, Managing Director and Director of Compliance (Broker Dealer), NB Management	Chief Compliance Officer and Managing Director, NB LLC.
Robert Conti President and Chief Executive Officer, NB Management
Managing Director, NB LLC; Managing Director, NBFI; President, Chief Executive Officer and Trustee, Neuberger Berman Income Funds; President, Chief Executive Officer and Trustee, Neuberger Berman Equity Funds; President, Chief Executive Officer and Trustee, Neuberger Berman Advisers Management Trust; President, Chief Executive Officer and Trustee, Neuberger Berman Alternative Funds; President, Chief Executive Officer and Director, Neuberger Berman Intermediate Municipal Fund Inc.; President, Chief Executive Officer and Director, Neuberger Berman MLP Income Fund Inc.; President, Chief Executive Officer and Director, Neuberger Berman New York Intermediate Municipal Fund Inc.; President, Chief Executive Officer and Director, Neuberger Berman California Intermediate Municipal Fund Inc.; President, Chief Executive Officer and Director, Neuberger Berman Real Estate Securities Income Fund Inc.; President, Chief Executive Officer and Director, Neuberger Berman High Yield Strategies Fund Inc.

William R. Covode Managing Director, NB Management	Managing Director, NB LLC; Managing Director, NBFI; Portfolio Manager.
Timothy Creedon Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.
Robert W. D’Alelio Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.

NAME	BUSINESS AND OTHER CONNECTIONS
Alexandre Da Silva Senior Vice President, NB Management	Senior Vice President, NB LLC; Senior Vice President, NBFI; Portfolio Manager.
James J. Dempsey Chief Financial Officer, Treasurer and Senior Vice President, NB Management	Chief Financial Officer, Treasurer and Senior Vice President, NB LLC; Treasurer and Senior Vice President, NBFI
Rick Dowdle Managing Director, NB Management	Managing Director, NBFI; Portfolio Manager
Rob Drijkoningen Managing Director, NB Management	Managing Director, NBFI; Managing Director, Neuberger Berman Europe Limited (“NBEL”); Portfolio Manager.
Daniel Doyle Managing Director, NB Management	Managing Director; NBFI; Portfolio Manager.
Ingrid Dyott Managing Director, NB Management	Managing Director, NB LLC; Associate Portfolio Manager; Portfolio Manager.
Michael Foster Senior Vice President, NB Management	Senior Vice President, NB LLC; Senior Vice President, NBFI; Portfolio Manager.
James Gartland Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.
Daniel Geber Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.
Maxine L. Gerson Secretary and Managing Director, NB Management	Managing Director and Secretary, NB LLC; Managing Director and Secretary, Neuberger Berman Holdings LLC.
Anthony Gleason Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.
Jennifer Gorgoll Managing Director, NB Management	Managing Director, NBFI; Portfolio Manager.
Michael C. Greene Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.
Ian Haas Senior Vice President, NB Management	Senior Vice President, NB LLC; Senior Vice President, NB Alternative Investment Management LLC (“NBAIM”).
William Hunter Senior Vice President, NB Management	Senior Vice President, NB LLC; Portfolio Manager.
Fred Ingham Managing Director, NB Management	Managing Director, NBAIM; Portfolio Manager.

NAME	BUSINESS AND OTHER CONNECTIONS
James L. Iselin Managing Director, NB Management	Managing Director, NB LLC; Managing Director, NBFI; Portfolio Manager.
Ajay Jain Managing Director, NB Management	Managing Director, NBEL; Portfolio Manager.
Andrew A. Johnson Managing Director, NB Management	Managing Director, NB LLC; Managing Director and Board Member, NBFI; Portfolio Manager.
Jon Johnson Managing Director, NB Management	Managing Director, NBFI; Managing Director, NBEL; Portfolio Manager.
Brian C. Jones Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.
Gerald Kaminsky Managing Director, NB Management	Managing Director, NB LLC; Senior Advisor.
Michael Kaminsky Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.
Charles Kantor Managing Director, NB Management	Managing Director, NB LLC; Managing Director, NBFI; Portfolio Manager.
Vera Kartseva Vice President, NB Management	Vice President, NBFI; Vice President, NBEL; Portfolio Manager.
Hakan Kaya Senior Vice President, NB Management	Senior Vice President, NB LLC; Senior Vice President, NBFI; Portfolio Manager.
Brian Kerrane Vice President, NB Management
Managing Director, NB LLC; Chief Operating Officer and Vice President, Neuberger Berman Income Funds; Chief Operating Officer and Vice President, Neuberger Berman Equity Funds; Chief Operating Officer and Vice President, Neuberger Berman Advisers Management Trust; Chief Operating Officer and Vice President, Neuberger Berman Alternative Funds; Chief Operating Officer and Vice President, Neuberger Berman Intermediate Municipal Fund Inc.; Chief Operating Officer and Vice President, Neuberger Berman MLP Income Fund Inc.; Chief Operating Officer and Vice President, Neuberger Berman New York Intermediate Municipal Fund Inc.; Chief Operating Officer and Vice President, Neuberger Berman California Intermediate Municipal Fund Inc.; Chief Operating Officer and Vice President, Neuberger Berman Real Estate Securities Income Fund Inc.; Chief Operating Officer and Vice President, Neuberger Berman High Yield Strategies Fund Inc.

David A. Kiefer Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.
Eric Knutzen Managing Director, NB Management	Managing Director, NB LLC; Managing Director, NBFI; Multi-Asset Class Chief Investment Officer, Neuberger Berman Group LLC; Portfolio Manager.
David Kupperman Managing Director, NB Management	Managing Director, NB LLC; Managing Director, NBAIM; Portfolio Manager.

NAME	BUSINESS AND OTHER CONNECTIONS
Anton Kwang Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.
Sajjad S. Ladiwala Managing Director, NB Management	Managing Director, NB LLC; Associate Portfolio Manager.
Ugo Lancioni Managing Director, NB Management	Managing Director, NBFI; Managing Director, NBEL; Portfolio Manager.
Wai Lee Managing Director, NB Management	Managing Director, NB LLC; Managing Director, NBFI; Portfolio Manager.
David M. Levine Senior Vice President, NB Management	Senior Vice President, NB LLC; Portfolio Manager.
Richard S. Levine Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.
Raoul Luttik Managing Director, NB Management	Managing Director, NBFI; Managing Director, NBEL; Portfolio Manager.
Joseph P. Lynch Managing Director, NB Management	Managing Director, NB LLC; Managing Director, NBFI; Portfolio Manager.
Jeffrey Majit Managing Director, NB Management	Managing Director, NB LLC; Managing Director, NBAIM; Portfolio Manager.
Thomas J. Marthaler Managing Director, NB Management	Managing Director, NB LLC; Managing Director, NBFI; Portfolio Manager.
James F. McAree Senior Vice President, NB Management	Senior Vice President, NB LLC; Portfolio Manager.
S. Blake Miller Managing Director, NB Management	Managing Director, NB LLC; Managing Director, NBFI; Portfolio Manager.
Norman Milner Managing Director, NB Management	Managing Director, NBFI; Portfolio Manager.
Marco Minonne Vice President, NB Management	Vice President, NB LLC; Portfolio Manager.
Trevor Moreno Vice President, NB Management	Vice President, NB LLC; Portfolio Manager.
Arthur Moretti Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.
Richard S. Nackenson Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.
Benjamin H. Nahum Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.

NAME	BUSINESS AND OTHER CONNECTIONS
Thomas P. O’Reilly Managing Director, NB Management	Managing Director, NB LLC; Managing Director, NBFI; Portfolio Manager.
Eric J. Pelio Managing Director, NB Management	Senior Vice President, NBFI; Portfolio Manager.
Alexandra Pomeroy Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.
Nish Popat Managing Director, NB Management	Managing Director, NBFI; Managing Director, NBEL; Portfolio Manager.
Douglas A. Rachlin Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.
Brett S. Reiner Managing Director, NB Management	Managing Director, NB LLC; Associate Portfolio Manager.
Conrad A. Saldanha Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.
Eli M. Salzmann Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.
Mindy Schwartzapfel Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.
Benjamin E. Segal Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.
Saurin D. Shah Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.
Steve Shigekawa Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.
Yves C. Siegel Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.
Amit Solomon Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.
Thomas A. Sontag Managing Director, NB Management	Managing Director, NB LLC; Managing Director, NBFI; Portfolio Manager.
Gregory G. Spiegel Managing Director, NB Management	Managing Director, NB LLC; Associate Portfolio Manager.
Mamundi Subhas Senior Vice President, NB Management	Senior Vice President, NB LLC; Portfolio Manager.
Mark D. Sullivan Senior Vice President, NB Management	Senior Vice President, NB LLC; Portfolio Manager.

NAME	BUSINESS AND OTHER CONNECTIONS
Lihui Tang Managing Director, NB Management	Managing Director, NB Asia; Portfolio Manager.
Bradley C. Tank Chief Investment Officer (Fixed Income) and Managing Director, NB Management	Managing Director, NB LLC; Chief Executive Officer, Chairman and Managing Director, NBFI; Portfolio Manager.
Gillian Tiltman Senior Vice President, NB Management	Senior Vice President, NB LLC; Portfolio Manager.
Kenneth J. Turek Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.
Gorky Urquieta Managing Director, NB Management	Managing Director, NBFI; Portfolio Manager.
Judith M. Vale Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.
Bart Van der Made Managing Director, NB Management	Managing Director, NBFI; Managing Director, NBEL; Portfolio Manager.
Eric Weinstein Managing Director, NB Management	Managing Director, NB LLC; Managing Director, NBAIM.
Richard Werman Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.
Chamaine Williams Chief Compliance Officer, Senior Vice President and Director of Compliance (Investment Adviser), NB Management
Chief Compliance Officer, Neuberger Berman Income Funds; Chief Compliance Officer, Neuberger Berman Equity Funds; Chief Compliance Officer, Neuberger Berman Advisers Management Trust; Chief Compliance Officer, Neuberger Berman Alternative Funds; Chief Compliance Officer, Neuberger Berman Intermediate Municipal Fund Inc.; Chief Compliance Officer, Neuberger Berman MLP Income Fund Inc.; Chief Compliance Officer, Neuberger Berman New York Intermediate Municipal Fund Inc.; Chief Compliance Officer, Neuberger Berman California Intermediate Municipal Fund Inc.; Chief Compliance Officer, Neuberger Berman Real Estate Securities Income Fund Inc.; Chief Compliance Officer, Neuberger Berman High Yield Strategies Fund Inc.

Yulin (Frank) Yao Managing Director, NB Management	Managing Director, NB Asia; Portfolio Manager.
Ping Zhou Senior Vice President, NB Management	Senior Vice President, NB LLC; Senior Vice President, NBFI; Senior Portfolio Manager.

The principal address of NB Management, NB LLC and each of the investment companies named above is 605 Third Avenue, New York, New York 10158.

Information as to the directors and officers of NB LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of NB LLC in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-3908) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of NB Asia, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of NB Asia in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-71669) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Item 32.                          Principal Underwriters.

(a)            NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

Neuberger Berman Advisers Management Trust
Neuberger Berman Alternative Funds
Neuberger Berman Income Funds

(b)            Set forth below is information concerning the directors and officers of the Registrant’s principal underwriter.  The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant’s principal underwriter.

NAME	POSITIONS AND OFFICES WITH UNDERWRITER	POSITIONS AND OFFICES WITH REGISTRANT
Andrew B. Allard	General Counsel and Senior Vice President	Anti-Money Laundering Compliance Officer and Chief Legal Officer (only for purposes of sections 307 and 406 of the Sarbanes – Oxley Act of 2002)
Joseph V. Amato	Chief Investment Officer (Equities) and Managing Director	Trustee
Thanos Bardas	Managing Director	None
John J. Barker	Managing Director	None
Ann H. Benjamin	Managing Director	None
Michael L. Bowyer	Managing Director	None
Claudia A. Brandon	Senior Vice President and Assistant Secretary	Executive Vice President and Secretary
David M. Brown	Managing Director	None
Chad Bruso	Senior Vice President	None
Stephen Casey	Managing Director	None
Brad E. Cetron	Chief Compliance Officer, Managing Director and Director of Compliance (Broker Dealer)	None
Robert Conti	President and Chief Executive Officer	President, Chief Executive Officer and Trustee
William R. Covode	Managing Director	None
Timothy Creedon	Managing Director	None
Robert W. D’Alelio	Managing Director	None
Alexandre Da Silva	Senior Vice President	None
James J. Dempsey	Chief Financial Officer, Treasurer and Senior Vice President	None
Rick Dowdle	Managing Director	None
Daniel Doyle	Managing Director	None
Rob Drijkoningen	Managing Director	None
Ingrid Dyott	Managing Director	None
Michael Foster	Senior Vice President	None
James Gartland	Managing Director	None

NAME	POSITIONS AND OFFICES WITH UNDERWRITER	POSITIONS AND OFFICES WITH REGISTRANT
Daniel Geber	Managing Director	None
Maxine L. Gerson	Secretary and Managing Director	None
Anthony Gleason	Managing Director	None
Jennifer Gorgoll	Managing Director	None
Michael C. Greene	Managing Director	None
Ian Haas	Senior Vice President	None
William Hunter	Senior Vice President	None
Fred Ingham	Managing Director	None
James L. Iselin	Managing Director	None
Ajay Jain	Managing Director	None
Andrew A. Johnson	Managing Director	None
Jon Johnson	Managing Director	None
Brian C. Jones	Managing Director	None
Gerald Kaminsky	Managing Director	None
Michael Kaminsky	Managing Director	None
Charles Kantor	Managing Director	None
Vera Kartseva	Vice President	None
Hakan Kaya	Senior Vice President	None
Brian Kerrane	Vice President	Chief Operating Officer and Vice President
David A. Kiefer	Managing Director	None
Eric Knutzen	Managing Director	None
David Kupperman	Managing Director	None
Anton Kwang	Managing Director	None
Sajjad S. Ladiwala	Managing Director	None
Ugo Lancioni	Managing Director	None
Wai Lee	Managing Director	None
David M. Levine	Senior Vice President	None
Richard S. Levine	Managing Director	None
Raoul Luttik	Managing Director	None
Joseph P. Lynch	Managing Director	None
Jeffrey Majit	Managing Director	None
Thomas J. Marthaler	Managing Director	None
James F. McAree	Senior Vice President	None
S. Blake Miller	Managing Director	None
Norman Milner	Managing Director	None
Marco Minonne	Vice President	None
Trevor Moreno	Vice President	None
Arthur Moretti	Managing Director	None
Richard S. Nackenson	Managing Director	None
Benjamin H. Nahum	Managing Director	None
Thomas P. O’Reilly	Managing Director	None
Eric J. Pelio	Managing Director	None
Alexandra Pomeroy	Managing Director	None
Nish Popat	Managing Director	None
Douglas A. Rachlin	Managing Director	None
Brett S. Reiner	Managing Director	None

NAME	POSITIONS AND OFFICES WITH UNDERWRITER	POSITIONS AND OFFICES WITH REGISTRANT
Conrad A. Saldanha	Managing Director	None
Eli M. Salzmann	Managing Director	None
Mindy Schwartzapfel	Managing Director	None
Benjamin E. Segal	Managing Director	None
Saurin D. Shah	Managing Director	None
Steve Shigekawa	Managing Director	None
Yves C. Siegel	Managing Director	None
Amit Solomon	Managing Director	None
Thomas A. Sontag	Managing Director	None
Gregory G. Spiegel	Managing Director	None
Mamundi Subhas	Senior Vice President	None
Mark D. Sullivan	Senior Vice President	None
Lihui Tang	Managing Director	None
Bradley C. Tank	Chief Investment Officer (Fixed Income) and Managing Director	None
Gillian Tiltman	Senior Vice President	None
Kenneth J. Turek	Managing Director	None
Gorky Urquieta	Managing Director	None
Judith M. Vale	Managing Director	None
Bart Van der Made	Managing Director	None
Eric Weinstein	Managing Director	None
Richard Werman	Managing Director	None
Chamaine Williams	Chief Compliance Officer, Senior Vice President and Director of Compliance (Investment Adviser)	Chief Compliance Officer
Yulin (Frank) Yao	Managing Director	None
Ping Zhou	Senior Vice President	None

 (c)            No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 33.                          Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 2 Avenue de Lafayette, Boston, Massachusetts 02111, except for the Registrant’s Trust Instrument and By-Laws, minutes of meetings of the Registrant’s Trustees and shareholders and the Registrant’s policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158-0180.

Item 34.                          Management Services.

Other than as set forth in Parts A and B of this Post-Effective Amendment, the Registrant is not a party to any management-related service contract.

Item 35.                          Undertakings.

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 193 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 15th day of December, 2015.

NEUBERGER BERMAN EQUITY FUNDS
By:	/s/ Robert Conti
Name:	Robert Conti
Title:	President and Chief Executive Officer

            Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 193 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Robert Conti	President, Chief Executive Officer and Trustee	December 15, 2015
Robert Conti
/s/ John M. McGovern	Treasurer and Principal Financial and Accounting Officer	December 15, 2015
John M. McGovern
/s/ Joseph V. Amato	Trustee	December 15, 2015
Joseph V. Amato*
/s/ Faith Colish	Trustee	December 15, 2015
Faith Colish* /s/ Michael J. Cosgrove	Trustee	December 15, 2015
Michael J. Cosgrove** /s/ Marc Gary	Trustee	December 15, 2015
Marc Gary**
/s/ Martha C. Goss	Trustee	December 15, 2015
Martha C. Goss*
/s/ Michael M. Knetter	Trustee	December 15, 2015
Michael M. Knetter*
/s/ Howard A. Mileaf	Trustee	December 15, 2015
Howard A. Mileaf*
/s/ George W. Morriss	Trustee	December 15, 2015
George W. Morriss*

/s/ Tom D. Seip	Chairman of the Board and Trustee	December 15, 2015
Tom D. Seip*

/s/ Candace L. Straight	Trustee	December 15, 2015
Candace L. Straight*

/s/ Peter P. Trapp	Trustee	December 15, 2015
Peter P. Trapp*

*Signatures affixed by Lynn A. Schweinfurth on December 15, 2015, pursuant to a power of attorney filed with Post-Effective Amendment No. 169 to Registrant’s Registration Statement on Form N-1A, File Nos. 002-11357 and 811-00582, on July 12, 2013.
**Signatures affixed by Lynn A. Schweinfurth on December 15, 2015, pursuant to a power of attorney filed with Post-Effective Amendment No. 190 to Registrant’s Registration Statement on Form N-1A, File Nos. 002-11357 and 811-00582, on September 28, 2015.